Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NET SALES
Sales (net of returns)	$ 2,417,701	$ 112,003			$ 2,975,939	$ 20,387
Cost of goods sold	(1,742,875)	(107,214)			(2,251,816)	(245,500)
Gross margin	674,826	4,789			724,123	(225,113)
Operating expenses:
Contracted services	276,511	257,981			5,606,335	2,109,146
Salaries and wages	2,020,447	241,676			7,925,609	1,078,730
Other selling, general and administrative	2,727,513	1,031,264			4,346,836	1,006,603
Sales and marketing	41,878	23,012			146,579	67,467
Total operating expenses	5,066,349	1,553,933			18,025,359	4,261,946
Loss from operations	(4,391,523)	(1,549,144)			(17,301,236)	(4,487,059)
Other income/ (expense):
Other Income					17,786
Interest income	114	16,151			8	132
Interest expense	(92,211)	(1,913,637)			(1,980,871)	(665,195)
Gain/Loss from debt extinguishment	1,319				36,610	16,391
Total other income (expense)	(90,778)	(1,897,486)			(1,926,467)	(648,672)
Provision for income tax					0	0
Net loss from continuing operations	(4,482,301)	(3,446,630)			(19,227,703)	(5,135,731)
Net income from discontinued operations, net of tax	40,082				(9,446,853)	0
Net loss	$ (4,442,219)	$ (3,446,630)			$ (28,674,556)	$ (5,135,731)
Net loss per share (basic and diluted)
Continuing operations	$ (0.06)	$ (0.08)			$ (0.35)	$ (0.13)
Discontinued operations	$ 0.00				(0.17)	0.00
Net loss per share					$ (0.52)	$ (0.13)
Weighted average number of common shares outstanding	73,927,596	44,021,393			55,615,276	41,064,985
Canfield [Member]
NET SALES
Sales (net of returns)						$ 1,017,833	$ 1,309,178
Cost of goods sold						(508,874)	(605,273)
Gross margin						508,959	703,905
Operating expenses:
Salaries and wages						517,725	320,470
Professional fees						193,797	59,625
Depreciation						63,758	62,825
Other selling, general and administrative						204,075	194,310
Total operating expenses						979,355	637,230
Loss from operations						(470,396)	66,675
Other income/ (expense):
Interest income						501
Interest expense						(8,376)	(5,715)
Gain on sale of fixed assets						1,037	7,246
Total other income (expense)						(6,838)	1,531
Income (loss) before provision for income taxes						(477,234)	68,206
Provision for income tax
Net loss						$ (477,234)	$ 68,206
Net loss per share (basic and diluted)
Net income (loss) per share applicable to common shareholders - basic						$ (0.04)	$ 0.01
Net income (loss) per share applicable to common shareholders - diluted						$ (0.04)	$ 0.01
Weighted average number of common shares outstanding - basic						11,635,534	11,385,693
Weighted average number of common shares outstanding - diluted						11,935,534	11,385,693
Copa Di Vino Corporation [Member]
NET SALES
Sales, net of allowances and discounts			$ 2,252,950	$ 4,121,305		$ 5,769,452	$ 7,051,413
Less federal excise taxes			(17,957)	(50,468)		56,588	85,335
Sales (net of returns)			2,234,993	4,070,837		5,712,864	6,966,078
Cost of goods sold			(1,698,407)	(2,833,284)		(3,654,539)	(4,327,396)
Gross margin			536,586	1,237,553		2,058,325	2,638,682
Operating expenses:
Total operating expenses			987,914	1,498,339		1,994,522	2,817,205
Loss from operations			(451,328)	(260,786)		63,803	(178,523)
Other income/ (expense):
Other Income				3,000		14,139	(77,711)
Interest income				547		7,074
Interest expense			(99,163)	(152,355)		(190,740)	(138,179)
Total other income (expense)			(99,163)	(148,808)		(169,527)	(215,890)
Income (loss) before provision for income taxes			(550,491)	(409,594)		(105,724)	(394,413)
Provision for income tax						2,194	2,281
Net loss			$ (550,491)	$ (409,594)		$ (107,918)	$ (396,694)